Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

In 2025, the Company did not grant awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the filing of a Quarterly Report on Form 10-Q or an Annual Report on Form 10-K or filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information. In the event the Company determines to grant new awards of such options, the Board or the Compensation Committee, as applicable, will evaluate the appropriate steps to take in relation to the foregoing. The Compensation Committee typically grants equity awards to NEOs during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.

Award Timing Method	The Compensation Committee typically grants equity awards to NEOs during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false